UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22752

Nuveen Intermediate Duration Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Intermediate Duration Municipal Term Fund (NID)
	February 28, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 123.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 123.1% (100.0% of Total Investments)
	National – 2.2% (1.8% of Total Investments)
	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool:
$ 7,604	5.000%, 1/31/28 (Mandatory put 1/31/18) (Alternative Minimum Tax)	1/18 at 100.00	Ba1	$ 7,566,111
1,000	4.900%, 7/31/49 (Mandatory put 9/30/14) (Alternative Minimum Tax)	9/14 at 100.00	Ba1	990,020
5,000	5.750%, 6/30/50 (Mandatory put 9/30/19) (Alternative Minimum Tax)	11/14 at 100.00	Ba2	5,075,200
13,604	Total National			13,631,331
	Alabama – 3.3% (2.7% of Total Investments)
235	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006,	4/16 at 100.00	B1	212,327
	5.125%, 4/01/21 – AMBAC Insured
7,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	5/14 at 100.00	A	6,999,650
	4/01/22 – NPFG Insured
665	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/18 –	4/14 at 100.00	A	665,545
	NPFG Insured
	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,
	Series 2004A:
625	5.250%, 1/01/16	5/14 at 100.00	BBB	628,900
10,000	5.250%, 1/01/20	5/14 at 100.00	BBB	10,014,098
200	5.500%, 1/01/22 – AGM Insured	5/14 at 100.00	AA	200,186
2,000	5.250%, 1/01/23	5/14 at 100.00	BBB	1,999,880
20,725	Total Alabama			20,720,586
	Alaska – 0.2% (0.2% of Total Investments)
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B2	1,568,560
	Series 2006A, 5.000%, 6/01/32
	Arizona – 0.9% (0.7% of Total Investments)
1,000	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	10/16 at 100.00	N/R	978,070
	Campus Project, Series 2006, 5.100%, 10/01/22
	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
260	4.125%, 7/01/19 – FGIC Insured	No Opt. Call	BB+	248,027
200	5.250%, 7/01/22 – FGIC Insured	1/16 at 100.00	BB+	202,170
300	5.250%, 7/01/25 – FGIC Insured	No Opt. Call	BB+	301,938
	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy
	Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013:
150	4.000%, 7/01/18	No Opt. Call	BB	150,231
800	5.000%, 7/01/23	No Opt. Call	BB	769,896
100	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts	7/21 at 100.00	BB	100,867
	Academies – Veritas Project, Series 2012, 6.250%, 7/01/32
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and	7/20 at 102.00	BB+	700,553
	Refunding Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25
800	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	BBB+	897,696
	5.000%, 7/01/19
987	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,005,941
	2005, 5.750%, 7/01/22
5,357	Total Arizona			5,355,389
	California – 11.6% (9.4% of Total Investments)
3,050	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp	8/14 at 100.00	AA- (4)	3,130,764
	HealthCare, Series 2009B, 6.375%, 8/01/34 (Pre-refunded 8/01/14)
100	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	108,181
	Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender	No Opt. Call	AA	5,112,219
	Option Bond 3306, 26.742%, 8/01/23 (IF) (5)
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	10/26 at 100.00	AA	729,150
	Option Bond Trust 4740, 3.419%, 4/01/36 (Mandatory put 4/01/27) (IF) (5)
	California Statewide Community Development Authority, Revenue Bonds, International School of
	the Peninsula, Palo Alto, California, Series 2006:
1,190	5.000%, 11/01/16	No Opt. Call	N/R	1,241,991
2,125	5.000%, 11/01/21	11/16 at 100.00	N/R	2,179,421
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	8/20 at 100.00	N/R	5,149,700
	Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/14 at 100.00	A	1,998,060
	1995A, 5.000%, 1/01/35 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
14,425	4.500%, 6/01/27	6/17 at 100.00	B	12,596,341
5,100	5.000%, 6/01/33	6/17 at 100.00	B	4,070,769
3,475	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	No Opt. Call	N/R	3,852,663
	Allocation Bonds, Series 2007A, 5.500%, 9/01/17 – SYNCORA GTY Insured
310	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	BBB–	312,892
	Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23
250	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	299,090
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
495	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series	7/14 at 101.00	A2	499,534
	2005, 4.500%, 7/01/25 – FGIC Insured
	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 2,
	Series 2006D:
1,020	0.000%, 8/01/18	No Opt. Call	N/R	812,430
1,165	0.000%, 8/01/19	No Opt. Call	N/R	871,723
1,310	0.000%, 8/01/20	No Opt. Call	N/R	918,742
1,450	0.000%, 8/01/21	No Opt. Call	N/R	949,228
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
2,430	5.500%, 11/01/19	No Opt. Call	Baa3	2,604,353
5,000	6.625%, 11/01/29	11/19 at 100.00	Baa3	5,201,400
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities	No Opt. Call	N/R	751,366
	District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29
390	Riverside County, California, Community Facilities District 05-8, Scott Road, Special Tax	No Opt. Call	N/R	406,965
	Bonds Series 2013, 4.000%, 9/01/21
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series	No Opt. Call	AA–	2,639,601
	2005A, 5.750%, 10/01/24 – AGM Insured
175	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa1	187,600
	5.000%, 9/01/16
260	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding	No Opt. Call	N/R	294,471
	Bonds Series 2013, 5.000%, 9/01/20
420	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	5/14 at 100.00	A	420,256
	Project, Series 2003, 5.000%, 8/01/25 – FGIC Insured
100	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	110,658
	Project, Series 2006D, 5.000%, 8/01/18 – AMBAC Insured
550	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	No Opt. Call	BBB	594,391
	Project, Series 2007B, 5.000%, 8/01/19 – SYNCORA GTY Insured
1,500	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District	No Opt. Call	N/R	1,512,615
	2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32
1,500	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District	No Opt. Call	N/R	1,512,615
	2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	9,287,200
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27
1,610	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B+	1,517,039
	Bonds, Series 2005A-1, 4.750%, 6/01/23
400	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	441,660
73,135	Total California			72,315,088
	Colorado – 4.0% (3.3% of Total Investments)
505	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding	12/17 at 100.00	N/R	511,222
	Series 2007A, 4.375%, 12/01/18 – RAAI Insured
4,005	Castle Oaks Metropolitan District, In the Town of Castle Rock, Douglas County, Colorado,	No Opt. Call	N/R	3,828,700
	General Obligation Bonds, Limited Tax Refunding and Improvement Series 2012, 5.500%, 12/01/22
1,010	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	No Opt. Call	B–	1,051,642
	of Charter Schools Project, Series 2010B, 6.125%, 11/01/20
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/18 at 100.00	N/R	512,310
	Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28
200	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	No Opt. Call	BB+	201,254
	Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22
975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-term Care National	No Opt. Call	BBB	1,068,922
	Obligated Group Project, Series 2010A, 5.250%, 11/15/20
979	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	903,090
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax)
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust 2012-5A,	11/22 at 100.00	AA	3,682,543
	14.254%, 11/15/30 (IF)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 3316:
100	22.893%, 9/01/22 (IF) (5)	No Opt. Call	Aa2	193,700
300	22.893%, 3/01/23 (IF) (5)	No Opt. Call	Aa2	572,175
430	22.841%, 3/01/24 (IF) (5)	No Opt. Call	Aa2	802,819
725	22.893%, 3/01/25 (IF) (5)	No Opt. Call	Aa2	1,346,470
200	22.893%, 9/01/25 (IF) (5)	No Opt. Call	Aa2	366,940
3,385	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	3,506,386
	Senior Lien Series 2006, 5.125%, 12/01/24 – SYNCORA GTY Insured
300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-1, 5.500%,	No Opt. Call	A	316,590
	9/01/24 – NPFG Insured
250	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	BBB–	261,208
	Improvement Bonds, Series 2008, 5.625%, 12/01/20
225	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation	12/16 at 100.00	N/R	224,903
	Bonds, Refunding Series 2007, 4.300%, 12/15/19 – ACA Insured
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding
	Series 2013:
500	5.000%, 12/01/18	No Opt. Call	N/R	539,740
1,000	5.000%, 12/01/21	No Opt. Call	N/R	1,056,290
625	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	No Opt. Call	N/R	595,088
	Refunding Series 2007, 5.200%, 12/01/17
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay	No Opt. Call	A	3,419,010
	Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27
22,634	Total Colorado			24,961,002
	Connecticut – 0.7% (0.5% of Total Investments)
5,955	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	4,105,834
	2013A, 6.050%, 7/01/31
	District of Columbia – 0.7% (0.6% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC
	Issue, Series 2013:
500	4.000%, 10/01/19	No Opt. Call	BBB–	500,315
500	4.000%, 10/01/20	No Opt. Call	BBB–	491,740
670	4.000%, 10/01/21	No Opt. Call	BBB–	644,761
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond
	Trust 1187:
745	21.766%, 6/01/29 (IF) (5)	6/21 at 100.00	A1	956,990
785	21.685%, 6/01/30 (IF) (5)	6/21 at 100.00	A1	997,468
520	21.766%, 6/01/31 (IF) (5)	6/21 at 100.00	A1	644,670
3,720	Total District of Columbia			4,235,944
	Florida – 10.8% (8.8% of Total Investments)
1,825	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master	No Opt. Call	N/R	1,725,045
	Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,
	Series 2013A:
425	5.000%, 11/15/20	No Opt. Call	BBB	475,843
150	5.000%, 11/15/23	No Opt. Call	BBB	162,785
125	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A,	No Opt. Call	B	119,298
	5.750%, 6/01/22
430	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects	5/14 at 100.00	A	406,402
	Loan Program, Series 2001F-1, 5.000%, 10/01/31 – NPFG Insured
2,460	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX,	7/20 at 100.00	Baa3	2,564,599
	LLC Project, Series 2010A, 5.350%, 7/01/29
1,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	No Opt. Call	BBB–	1,000,110
	Refunding Series 2013A, 4.500%, 6/01/23
3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue	5/15 at 100.00	N/R	3,003,780
	Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20
1,500	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper	5/14 at 100.00	BBB	1,500,360
	Company Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)
3,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	No Opt. Call	BB–	3,551,905
	Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21
1,255	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	1,254,034
	Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22
	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,
	Florida Proton Therapy Institute Project, Series 2007A:
605	6.000%, 9/01/17	No Opt. Call	N/R	671,296
1,500	6.250%, 9/01/27	9/17 at 100.00	N/R	1,616,835
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special
	Assessment Revenue Refunding Bonds, Series 2012:
1,555	5.250%, 11/01/22	No Opt. Call	N/R	1,574,842
1,310	5.750%, 11/01/32	No Opt. Call	N/R	1,300,254
2,500	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	2,466,875
	Community Charter Schools, Series 2007A, 5.250%, 6/15/27
1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds,	5/17 at 100.00	BB+	1,019,240
	Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series
	2007, 5.000%, 11/15/22
1,000	Live Oak Community Development District 2, Hillsborough County, Florida, Special Assessment	5/14 at 100.00	N/R	1,000,050
	Bonds. Series 2004A, 5.850%, 5/01/35
405	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A,	7/15 at 100.00	N/R	377,266
	6.000%, 7/01/25 (6)
5,615	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	Ba1	5,523,644
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative
	Minimum Tax)
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option Bond
	Trust 1156:
700	21.817%, 7/01/22 (IF) (5)	No Opt. Call	A–	1,274,910
820	21.817%, 7/01/23 (IF) (5)	7/22 at 100.00	A–	1,419,502
1,115	21.817%, 7/01/24 (IF) (5)	7/22 at 100.00	A–	1,840,085
800	21.817%, 7/01/25 (IF) (5)	7/22 at 100.00	A–	1,273,680
1,510	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue	No Opt. Call	N/R	1,514,288
	Bonds, Refunding Series 2012, 4.875%, 5/01/22
450	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Heron	No Opt. Call	N/R	450,329
	Bay North Assessment Area, Series 2006B, 5.000%, 5/01/14
2,500	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds,	5/15 at 100.00	N/R	2,469,175
	Parkland Golf and Country Club Area A, Series 2005-A1, 5.450%, 5/01/26
2,440	Northern Palm Beach County Improvement District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	2,449,809
	Water Control and Improvement Refunding Bonds, Development Unit 16, Series 2012,
	5.125%, 8/01/22
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	11/22 at 100.00	BBB+	924,156
	Series 2013A, 5.000%, 11/01/33
4,900	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2011B,	No Opt. Call	N/R	5,104,036
	7.250%, 8/01/16
1,455	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	1,460,253
	Refunding Series 2013, 3.500%, 5/01/19
	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
2,150	5.500%, 10/01/24	10/17 at 100.00	BBB–	2,263,800
215	5.250%, 10/01/27	10/17 at 100.00	BBB–	223,447
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	BBB–	1,761,042
	Refunding Series 2012, 5.000%, 5/01/26
100	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	5/14 at 101.00	N/R (4)	102,009
	Series 2004, 6.125%, 5/01/34 (Pre-refunded 5/01/14)
1,130	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding	5/23 at 100.00	N/R	1,088,450
	Series 2013, 4.000%, 5/01/25
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond
	Trust 1132:
400	21.918%, 7/01/27 (IF) (5)	7/22 at 100.00	A	593,340
290	21.918%, 7/01/28 (IF) (5)	7/22 at 100.00	A	419,268
1,000	16.886%, 7/01/29 (IF) (5)	7/22 at 100.00	A	1,033,350
1,000	16.886%, 7/01/30 (IF) (5)	7/22 at 100.00	A	996,800
1,000	21.918%, 7/01/31 (IF) (5)	7/22 at 100.00	A	1,353,250
2,250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue	5/22 at 100.00	N/R	2,273,243
	Bonds, Series 2012-A2, 5.000%, 5/01/23
3,000	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	2,815,440
	Refunding Series 2013, 4.000%, 5/01/23
765	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	774,463
	Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22
63,785	Total Florida			67,192,588
	Georgia – 1.8% (1.5% of Total Investments)
2,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	B+	2,404,500
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
435	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BB–	413,102
	Center, Series 2004, 5.000%, 12/01/26
	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,
	Lenbrook Square Project, Series 2006A:
4,260	5.000%, 7/01/17	No Opt. Call	N/R	4,462,435
4,500	5.000%, 7/01/27	7/17 at 100.00	N/R	4,192,200
11,195	Total Georgia			11,472,237
	Guam – 2.0% (1.6% of Total Investments)
500	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 5.000%, 11/01/16	No Opt. Call	BBB+	542,200
1,500	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High	No Opt. Call	B+	1,577,970
	School Project, Series 2010A, 6.000%, 12/01/20
2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	2,029,460
	2010, 5.250%, 7/01/25
	Guam Government, General Obligation Bonds, 2009 Series A:
1,050	6.000%, 11/15/19	No Opt. Call	BB–	1,121,684
2,500	6.750%, 11/15/29	11/19 at 100.00	BB–	2,633,050
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24	12/19 at 100.00	BBB+	1,062,490
1,365	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	1,482,417
	5.250%, 7/01/24
2,000	Guam, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23	11/17 at 100.00	BB–	1,992,240
11,915	Total Guam			12,441,511
	Hawaii – 0.4% (0.3% of Total Investments)
740	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds,	No Opt. Call	BB	729,914
	Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental	5/14 at 100.00	B	1,546,187
	Airlines Inc., Series 1997, 5.625%, 11/15/27
2,290	Total Hawaii			2,276,101
	Idaho – 0.7% (0.6% of Total Investments)
4,645	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	4,657,402
	Hospital, Series 2006, 5.250%, 9/01/26
	Illinois – 10.5% (8.6% of Total Investments)
1,260	Bellwood, Illinois, General Obligation Bonds, Series 2006, 5.000%, 12/01/21 – SYNCORA	No Opt. Call	N/R	1,268,064
	GTY Insured
1,070	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29	No Opt. Call	N/R	1,068,320
9,685	CenterPoint Intermodal Center Program, Illinois, Trust Series 2004 Class A Certificates,	12/14 at 100.00	N/R	9,687,034
	3.840%, 6/15/23
9,535	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	10,699,603
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
2,831	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	No Opt. Call	N/R	2,658,344
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
302	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project,	5/15 at 100.00	Baa3	312,843
	Series 2010, 6.870%, 2/15/24
940	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	5/14 at 100.00	N/R	722,691
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 4279:
1,000	22.810%, 11/15/20 (IF) (5)	No Opt. Call	AA	1,374,050
3,040	22.810%, 11/15/20 (IF) (5)	No Opt. Call	AA	3,833,744
1,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	998,520
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,
	Series 2007:
1,650	5.000%, 12/01/21	12/16 at 100.00	BBB+	1,696,646
4,000	5.000%, 12/01/26	12/16 at 100.00	BBB+	4,015,520
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	5,521,816
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 1122:
330	21.688%, 9/01/21 (IF) (5)	No Opt. Call	A–	532,227
480	21.728%, 9/01/21 (IF) (5)	No Opt. Call	A–	774,710
435	21.670%, 9/01/22 (IF) (5)	No Opt. Call	A–	677,782
	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A:
340	5.000%, 2/15/15	No Opt. Call	BB–	344,046
3,525	5.375%, 2/15/25	2/15 at 100.00	BB–	3,383,930
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
2,680	5.000%, 4/01/24	4/16 at 100.00	Baa3	2,634,065
1,950	5.000%, 4/01/26	4/16 at 100.00	Baa3	1,869,602
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
650	4.000%, 5/15/18	No Opt. Call	Baa1	700,661
770	4.000%, 5/15/19	No Opt. Call	Baa1	832,786
895	5.000%, 5/15/20	No Opt. Call	Baa1	1,002,919
1,035	5.000%, 5/15/21	No Opt. Call	Baa1	1,149,150
1,210	5.000%, 5/15/22	No Opt. Call	Baa1	1,320,521
1,390	5.000%, 5/15/23	5/22 at 100.00	Baa1	1,494,000
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa1	1,669,280
500	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A, 5.500%, 5/15/26	5/17 at 100.00	N/R	505,820
620	Illinois Finance Authority, Revenue Refunding Bonds, Swedish Covenant Hospital, Refunding	No Opt. Call	BBB+	680,097
	Series 2010A, 5.000%, 8/15/17
1,000	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA–	1,157,480
980	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge	3/15 at 102.00	N/R	982,891
	Lakes Project, Series 2005-2, 6.000%, 3/01/35
62,208	Total Illinois			65,569,162
	Indiana – 2.0% (1.6% of Total Investments)
1,250	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22	No Opt. Call	N/R	1,277,500
4,345	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	BB–	4,215,736
	Project, Series 2013A, 6.000%, 3/01/33
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC	No Opt. Call	BB	1,029,830
	Project, Refunding Series 2013A, 6.250%, 7/01/23
950	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management	No Opt. Call	BB	978,339
	Indianapolis LLC Project, Series 2013A, 6.250%, 7/01/23
960	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	993,974
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
60	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	BB–	62,387
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
1,000	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	1,073,590
2,310	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	5/14 at 100.00	BBB	2,310,693
	Series 2001, 5.500%, 9/15/31
400	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	No Opt. Call	N/R	416,804
	5.875%, 1/01/24 (Alternative Minimum Tax)
12,275	Total Indiana			12,358,853
	Iowa – 2.0% (1.6% of Total Investments)
2,600	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	2,671,552
	5.500%, 7/01/25
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
6,320	5.000%, 12/01/19	No Opt. Call	BB–	6,347,745
1,000	5.500%, 12/01/22	12/18 at 100.00	BB–	1,000,320
2,000	5.250%, 12/01/25	12/23 at 100.00	BB–	1,941,780
	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa
	University Project, Series 2012:
125	3.000%, 9/01/16	No Opt. Call	BB	122,455
180	4.000%, 9/01/18	No Opt. Call	BB	178,857
200	3.000%, 9/01/19	No Opt. Call	BB	186,840
12,425	Total Iowa			12,449,549
	Kansas – 2.0% (1.6% of Total Investments)
2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	AA	2,654,900
	Obligated Group, Tender Option Bond Trust 1125, 22.970%, 11/15/32 (IF) (5)
310	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt	No Opt. Call	AA	391,862
	Obligated Group, Tender Option Bond Trust 3254, 18.567%, 5/15/20 (IF) (5)
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1	No Opt. Call	N/R	1,836,380
	Project, Series 2012B, 6.100%, 12/15/34
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate	No Opt. Call	N/R	7,524,480
	Project, Series 2012, 5.250%, 12/15/29
12,310	Total Kansas			12,407,622
	Louisiana – 1.0% (0.8% of Total Investments)
1,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB	1,610,130
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
2,395	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	N/R	2,452,600
	Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%,
	7/01/30 – AMBAC Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2011:
250	5.250%, 5/15/22	No Opt. Call	Baa1	277,170
500	6.250%, 5/15/31	No Opt. Call	Baa1	548,835
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	No Opt. Call	A	1,149,000
	5.000%, 7/01/22
5,645	Total Louisiana			6,037,735
	Maine – 0.1% (0.1% of Total Investments)
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	No Opt. Call	Baa1	396,893
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22
	Maryland – 0.2% (0.2% of Total Investments)
1,500	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	5/14 at 100.00	B3	1,396,290
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
	Massachusetts – 1.2% (1.0% of Total Investments)
1,755	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series	1/17 at 100.00	N/R	1,757,246
	2006, 5.000%, 1/01/27 – ACA Insured
1,750	Massachusetts Development Finance Authority, Revenue Bonds, Eastern Nazarene College, Series	5/14 at 100.00	BB+	1,750,595
	1999, 5.625%, 4/01/29
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB+	1,000,020
	Project, Series 2005D, 5.250%, 7/01/30
3,150	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	7/14 at 100.00	N/R	3,008,880
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
7,655	Total Massachusetts			7,516,741
	Michigan – 5.4% (4.4% of Total Investments)
2,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	Aa2	2,497,400
	Bond Trust 3308, 23.751%, 11/01/27 – AGM Insured (IF) (5)
230	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	7/14 at 100.00	A	209,134
	Area 1 Projects, Series 1998A, 4.750%, 7/01/25 – NPFG Insured
3,500	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BB+	3,493,455
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/26
	Detroit, Michigan, General Obligation Bonds, Series 2001A-1:
1,000	5.375%, 4/01/18 – NPFG Insured (6)	5/14 at 100.00	A	950,010
2,000	5.000%, 4/01/19 – NPFG Insured (6)	5/14 at 100.00	A	1,853,340
300	Detroit, Michigan, General Obligation Bonds, Series 2005A, 5.000%, 4/01/22 – AGM Insured (6)	4/16 at 100.00	AA–	277,995
	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B:
310	5.500%, 7/01/29 – FGIC Insured	No Opt. Call	AA–	315,614
10,340	5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A	10,429,956
2,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/21 –	No Opt. Call	A	1,283,840
	FGIC Insured
100	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	5/14 at 100.00	A	97,256
	7/01/34 – NPFG Insured
	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A:
510	5.250%, 7/01/22 – NPFG Insured	7/16 at 100.00	A	509,113
225	5.250%, 7/01/23 – NPFG Insured	7/16 at 100.00	A	224,901
100	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%,	5/14 at 100.00	A	97,256
	7/01/34 – NPFG Insured
	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation
	Bonds, Building Authority Stadium Refunding Series 2012:
1,000	5.000%, 10/01/17	No Opt. Call	BBB–	1,085,690
1,000	5.000%, 10/01/18	No Opt. Call	BBB–	1,093,460
720	East Lansing, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham	7/14 at 100.00	N/R	670,507
	Hills Retirement Community First Mortgage, Series 2007-B1, 5.250%, 7/01/37
1,270	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	Ba1	1,195,235
	Center, Series 2013A, 5.000%, 7/01/23
425	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding	No Opt. Call	BB+	440,955
	Bonds, Detroit Service Learning Academy Project, Series 2011, 6.000%, 10/01/21
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB	988,180
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
825	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	No Opt. Call	Aa2	1,192,034
	Trust 4286, 22.743%, 12/01/18 (IF) (5)
665	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	660,904
	Public School Academy, Series 2007, 5.000%, 9/01/22
2,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	1,939,820
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
215	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005,	No Opt. Call	BB	216,013
	5.000%, 11/01/15
1,685	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,	5/14 at 100.00	A	1,685,674
	Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured
33,420	Total Michigan			33,407,742
	Minnesota – 0.8% (0.6% of Total Investments)
3,500	Cloquet, Minnesota, Pollution Control Revenue Bonds, Potlatch Corporation, Refunding Series	5/14 at 100.00	BB+	3,500,735
	1996, 5.900%, 10/01/26
1,445	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project,	5/14 at 100.00	N/R	1,424,206
	Refunding Series 2004, 5.750%, 2/01/27
4,945	Total Minnesota			4,924,941
	Mississippi – 0.8% (0.6% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue	12/16 at 100.00	BB–	1,747,123
	Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.893%, 1/01/20 (IF) (5)	No Opt. Call	AA–	1,215,400
500	22.893%, 1/01/20 (IF) (5)	No Opt. Call	AA–	716,675
985	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, South Central Regional	12/16 at 100.00	BBB	1,026,439
	Medical Center, Refunding & Improvement Series 2006, 5.250%, 12/01/21
4,130	Total Mississippi			4,705,637
	Missouri – 1.6% (1.3% of Total Investments)
3,500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	6/14 at 102.00	N/R	3,573,500
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
600	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series	5/14 at 100.00	N/R	601,104
	2004, 5.250%, 3/01/22 – RAAI Insured
3,000	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax	No Opt. Call	BBB	2,807,430
	Revenue Bonds, Series 2012, 4.000%, 12/01/36
1,275	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/22 – NPFG Insured	12/16 at 100.00	A	1,381,616
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005B:
475	5.375%, 11/01/23	11/14 at 100.00	N/R	476,287
905	5.500%, 11/01/27	11/14 at 100.00	N/R	905,217
9,755	Total Missouri			9,745,154
	Nebraska – 0.5% (0.4% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	3,426,060
	5.250%, 12/01/21
	Nevada – 1.5% (1.2% of Total Investments)
1,630	Carson City, Nevada, Hospital Revenue Refunding Bonds, Carson-Tahoe Regional Healthcare	No Opt. Call	BBB+	1,693,700
	Project, Series 2012, 5.000%, 9/01/27
1,810	Henderson, Nevada, Limited Obligation Improvement Bonds, Local Improvement District T-18,	9/14 at 100.00	N/R	1,645,308
	Inspirada Series 2006, 5.150%, 9/01/21
	Henderson, Nevada, Limited Obligation Refunding Bonds, Local Improvement District T-13
	Cornerstone, Series 2013:
640	4.000%, 3/01/17	No Opt. Call	N/R	637,837
770	4.000%, 3/01/18	No Opt. Call	N/R	756,333
720	4.000%, 3/01/19	No Opt. Call	N/R	696,643
830	5.000%, 3/01/20	No Opt. Call	N/R	834,573
875	5.000%, 3/01/21	No Opt. Call	N/R	870,196
910	5.000%, 3/01/22	No Opt. Call	N/R	895,513
1,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,127,280
	7.500%, 6/15/23
9,185	Total Nevada			9,157,383
	New Hampshire – 0.2% (0.2% of Total Investments)
100	Manchester Housing and Redevelopment Authority, New Hampshire, Meals and Rooms Tax Revenue	5/14 at 100.00	Caa1	99,851
	Bonds, Series 2000A, 6.750%, 1/01/15 – ACA Insured
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
265	0.000%, 1/01/17 – ACA Insured	No Opt. Call	Caa1	216,569
500	0.000%, 1/01/18 – ACA Insured	No Opt. Call	Caa1	379,405
320	0.000%, 1/01/19 – ACA Insured	No Opt. Call	N/R	224,986
370	0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	240,526
1,555	Total New Hampshire			1,161,337
	New Jersey – 7.0% (5.7% of Total Investments)
2,420	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	2,435,052
	2005A, 5.000%, 2/15/25
2,500	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012,	No Opt. Call	BBB+	2,755,750
	4.000%, 6/15/19
3,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A+	3,348,210
	Bonds, Refunding Series 2012II, 5.000%, 3/01/26
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Tender Option Bond Trust 1151:
1,440	3.151%, 9/01/25 (IF) (5)	3/25 at 100.00	A+	1,321,056
1,200	4.660%, 9/01/27 (IF) (5)	3/23 at 100.00	A+	1,114,320
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/14 at 100.00	B	986,990
7,500	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	7,349,250
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	7,482,860
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	5,119,300
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
1,000	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group,	7/17 at 100.00	BBB–	1,046,010
	Series 2007A, 5.250%, 7/01/23
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 21.918%,	7/22 at 100.00	A+	903,500
	1/01/24 (IF) (5)
10,985	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B1	9,703,819
	Series 2007-1A, 4.625%, 6/01/26
43,545	Total New Jersey			43,566,117
	New Mexico – 0.7% (0.5% of Total Investments)
1,305	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement	5/14 at 100.00	N/R	1,253,557
	Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)
1,000	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.500%, 9/01/23	No Opt. Call	N/R	974,460
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences	No Opt. Call	BBB–	1,985,680
	Project, Series 2012, 5.000%, 5/15/32
4,305	Total New Mexico			4,213,697
	New York – 6.1% (5.0% of Total Investments)
1,190	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	No Opt. Call	BB+	1,228,770
	Medaille College, Series 2012, 5.000%, 4/01/22
	Build NYC Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence,
	Series 2013A:
505	4.000%, 4/01/20	No Opt. Call	BBB–	516,272
570	4.000%, 4/01/23	No Opt. Call	BBB–	556,924
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
1,000	5.000%, 5/01/21	No Opt. Call	BB+	1,043,300
840	5.000%, 5/01/23	No Opt. Call	BB+	858,707
7,850	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	8,609,331
	Airport Special Facility Revenue Bonds, Series 2005, 7.625%, 8/01/25 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn
	College of Aeronautics, Series 2006A:
755	5.000%, 12/01/16	No Opt. Call	BB	780,496
1,500	5.000%, 12/01/21	12/16 at 100.00	BB	1,517,250
195	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB	201,585
	College of Aeronautics, Series 2006B, 5.000%, 12/01/16
190	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	Ba1	192,573
	Stadium Project, Series 2006, 5.000%, 1/01/22 – AMBAC Insured
2,300	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/15 at 100.00	BBB	2,405,639
	Terminal LLC Project, Eighth Series 2010, 6.500%, 12/01/28
3,030	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	No Opt. Call	BB	3,097,569
	Series 2007A, 5.250%, 12/01/16
5,000	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community	11/16 at 100.00	BBB–	5,134,300
	Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
4,060	5.000%, 6/01/26	6/16 at 100.00	BB–	3,730,653
10,000	5.000%, 6/01/34	6/16 at 100.00	B	8,063,100
38,985	Total New York			37,936,469
	North Carolina – 0.4% (0.3% of Total Investments)
2,600	Charlotte, North Carolina, Special Facility Refunding Revenue Bonds, Charlotte/Douglas	5/14 at 100.00	N/R	2,599,740
	International Airport, US Airways, Inc. Project, Series 1998, 5.600%, 7/01/27 (Alternative
	Minimum Tax)
	Ohio – 7.0% (5.7% of Total Investments)
24,900	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	21,520,566
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,240,440
	Project, Series 2009E, 5.625%, 10/01/19
95	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation,	2/22 at 100.00	B–	85,308
	Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)
3,400	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System	No Opt. Call	N/R	3,322,004
	Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22
6,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	8/14 at 100.00	CCC+	5,898,240
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park
	Public Improvement Project, Series 2003:
2,000	5.250%, 12/01/23	12/15 at 100.00	BB	2,033,240
8,445	5.375%, 12/01/35	12/14 at 101.00	BB	8,450,574
46,840	Total Ohio			43,550,372
	Oklahoma – 1.5% (1.2% of Total Investments)
9,096	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	6/14 at 100.00	N/R	9,128,109
	6.250%, 6/01/20
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	No Opt. Call	BBB–	1,022,730
	Memorial Hospital, Series 2012, 5.000%, 8/01/31
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series	No Opt. Call	N/R	732,095
	1997, 5.650%, 12/01/27
1,730	Total Oregon			1,754,825
	Pennsylvania – 5.7% (4.7% of Total Investments)
2,500	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds, Subordinated	No Opt. Call	N/R	2,467,900
	Series 2013, 5.000%, 5/15/26
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	7/15 at 101.00	N/R	1,026,290
	Project, Series 2004, 5.600%, 7/01/23
4,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK	No Opt. Call	B–	3,668,063
	Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	No Opt. Call	BBB	1,564,391
	5.000%, 7/01/23
2,385	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	5/14 at 100.00	B+	2,381,876
	Hospital Project, Series 2002, 6.000%, 11/15/35
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar	No Opt. Call	BBB–	1,551,010
	Senior Living, Inc., Series 2012, 5.000%, 7/01/27
4,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	6/14 at 100.00	CCC+	4,000,200
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
5,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	5/14 at 100.00	N/R	5,499,670
	National Gypsum Company, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)
4,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	5/14 at 100.00	N/R	3,986,400
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
1,020	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human	6/14 at 100.00	N/R	1,019,939
	Services Inc., Series 1998A, 5.250%, 6/01/28
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB	761,295
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/17 at 100.00	BB+	926,320
	Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26
3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	BB+	3,026,160
	Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23
3,830	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Ba1	3,853,823
	Series 2012C, 3.000%, 1/01/17
36,055	Total Pennsylvania			35,733,337
	Puerto Rico – 1.8% (1.5% of Total Investments)
1,000	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BB+	642,680
	2006A, 5.000%, 7/01/23 – FGIC Insured
100	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B,	No Opt. Call	BB	88,464
	5.000%, 12/01/16
1,080	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	No Opt. Call	BB+	748,472
	Series 2003, 5.000%, 7/01/23 – CIFG Insured
795	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BB+	689,925
	4.000%, 7/01/16 – FGIC Insured
890	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	No Opt. Call	BB+	733,494
	2007M, 6.250%, 7/01/23
3,700	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A,	No Opt. Call	BB+	3,534,425
	5.250%, 7/01/15
5,255	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/15	No Opt. Call	BB+	4,922,726
12,820	Total Puerto Rico			11,360,186
	Rhode Island – 1.0% (0.8% of Total Investments)
6,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	A3	6,478,680
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured
	South Carolina – 1.6% (1.3% of Total Investments)
	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours
	Health System Obligated Group, Tender Option Bond Trust 1141:
1,500	21.817%, 11/01/27 (IF) (5)	11/22 at 100.00	A–	2,018,250
1,010	21.796%, 11/01/28 (IF) (5)	11/22 at 100.00	A–	1,308,102
1,255	21.817%, 11/01/29 (IF) (5)	11/22 at 100.00	A–	1,574,523
5,000	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	5/14 at 100.00	BB–	5,001,050
8,765	Total South Carolina			9,901,925
	Tennessee – 0.6% (0.4% of Total Investments)
1,210	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding	10/15 at 100.00	BBB	1,218,773
	Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.000%, 10/01/25
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series	No Opt. Call	A	2,231,680
	2006, 5.000%, 12/15/21 – SYNCORA GTY Insured
3,210	Total Tennessee			3,450,453
	Texas – 10.1% (8.2% of Total Investments)
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier
	Series 2006A:
3,780	5.250%, 1/01/24 – SYNCORA GTY Insured	1/17 at 100.00	BB+	3,822,941
275	5.000%, 1/01/34 – SYNCORA GTY Insured	1/17 at 100.00	BB+	253,971
7,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	Ba2	7,124,880
	Series 2006B, 5.750%, 1/01/24
	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1Special Assessment
	Revenue Bonds, Series 2013:
1,695	4.500%, 11/01/18	No Opt. Call	N/R	1,715,171
1,500	6.000%, 11/01/28	11/23 at 100.00	N/R	1,529,730
680	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement	7/17 at 100.00	BBB	689,561
	Residence, Series 2007, 5.000%, 7/01/27
1,870	Board of Managers, Joint Guadalupe County – Seguin City Hospital, Texas, FHA Insured Hospital	8/18 at 100.00	Baa3	1,969,540
	Mortgage Revenue Bonds, Guadalupe Regional Medical Center Project, Series 2007, 5.500%, 8/15/36
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust 3307,	No Opt. Call	AA+	4,125,700
	24.018%, 12/01/26 – AMBAC Insured (IF) (5)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB+	1,970,580
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
330	5.000%, 6/01/18	No Opt. Call	Baa3	370,494
1,500	5.000%, 6/01/20	No Opt. Call	Baa3	1,678,965
535	5.000%, 6/01/21	No Opt. Call	Baa3	595,883
855	5.000%, 6/01/22	No Opt. Call	Baa3	947,502
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,008,943
4,735	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Junior Lien	5/14 at 100.00	A	4,735,426
	Series 2001B, 5.250%, 11/15/40 – NPFG Insured
1,500	Health Facilities Development District of Central Texas, Revenue Bonds, Legacy at Willow Bend	11/16 at 100.00	N/R	1,519,065
	Project, Series 2006A, 5.625%, 11/01/26
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	No Opt. Call	BBB–	219,184
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/21 (Alternative Minimum Tax)
1,250	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese	5/14 at 100.00	BB–	1,253,025
	Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)
1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public	No Opt. Call	A	1,630,275
	Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding
	Series 2007, 4.450%, 6/01/20 – NPFG Insured
2,680	San Antonio Public Facilities Corporation, Texas, Improvement and Refunding Lease Revenue	No Opt. Call	AA+	4,042,726
	Bonds, Convention Center Refinancing and Expansion Project, Tender Option Bond Trust 4281,
	22.905%, 9/15/20 (IF) (5)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 1149:
100	22.050%, 8/15/22 (IF) (5)	No Opt. Call	Aa3	177,095
155	21.844%, 8/15/24 (IF) (5)	8/23 at 100.00	Aa3	257,153
200	22.050%, 8/15/26 (IF) (5)	8/23 at 100.00	Aa3	306,470
170	21.804%, 8/15/27 (IF) (5)	8/23 at 100.00	Aa3	248,628
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior
	Lien Series 2008D:
895	5.625%, 12/15/17	No Opt. Call	A–	1,005,980
7,145	6.250%, 12/15/26	No Opt. Call	A–	8,575,215
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
5,000	5.000%, 12/15/20	No Opt. Call	A3	5,573,800
5,000	5.000%, 12/15/22	No Opt. Call	A3	5,476,150
55,465	Total Texas			62,824,053
	Utah – 1.0% (0.8% of Total Investments)
6,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series	12/18 at 100.00	N/R	6,248,820
	2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)
	Vermont – 0.6% (0.5% of Total Investments)
3,600	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste	No Opt. Call	B+	3,509,748
	Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/02/18) (Alternative
	Minimum Tax)
	Virgin Islands – 1.0% (0.8% of Total Investments)
6,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	BBB+	6,314,580
	2012A, 4.000%, 10/01/22
	Virginia – 3.2% (2.6% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment
	Refunding Bonds, Dulles Town Center Project, Series 2012:
1,265	4.000%, 3/01/20	No Opt. Call	N/R	1,228,189
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,013,980
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,420,631
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova
	Health System, Tender Option Bond Trust 3309:
400	17.681%, 5/15/20 (IF) (5)	No Opt. Call	AA+	455,640
1,800	22.893%, 5/15/20 (IF) (5)	No Opt. Call	AA+	2,879,640
120	22.893%, 5/15/20 (IF) (5)	No Opt. Call	AA+	188,496
2,615	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds,	5/14 at 100.00	BB–	2,627,029
	Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26
2,727	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds,	No Opt. Call	N/R	2,884,593
	Series 2007, 5.800%, 9/01/17
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue	12/22 at 100.00	N/R	869,930
	Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
90	0.000%, 7/01/24	No Opt. Call	BBB–	54,830
465	0.000%, 7/01/25	No Opt. Call	BBB–	264,125
1,600	0.000%, 7/01/26	No Opt. Call	BBB–	849,120
2,515	0.000%, 7/01/27	No Opt. Call	BBB–	1,239,417
2,220	0.000%, 7/01/28	No Opt. Call	BBB–	1,028,126
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special
	Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	No Opt. Call	N/R	698,002
895	4.500%, 3/01/29	No Opt. Call	N/R	813,734
1,505	5.000%, 3/01/30	No Opt. Call	N/R	1,482,034
22,322	Total Virginia			19,997,516
	Washington – 1.8% (1.5% of Total Investments)
550	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/14 at 100.00	N/R	535,612
	Series 2013, 5.750%, 4/01/43
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of	12/16 at 100.00	BBB–	2,015,980
	Puget Sound, Series 2006, 5.000%, 12/01/24 – RAAI Insured
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella
	Project, Series 2012A:
4,700	6.000%, 10/01/22	No Opt. Call	N/R	4,576,907
2,135	6.500%, 10/01/32	No Opt. Call	N/R	1,995,371
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights
	Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,106,920
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,086,200
11,385	Total Washington			11,316,990
	Wisconsin – 2.6% (2.1% of Total Investments)
1,740	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	1,892,598
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
5,210	5.500%, 2/01/21	No Opt. Call	AA–	5,777,369
350	6.500%, 2/01/31	2/19 at 102.00	AA–	384,997
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,200	5.250%, 12/01/22	No Opt. Call	N/R	1,157,460
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,480,798
930	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences,	No Opt. Call	BB+	938,584
	Series 2012, 5.000%, 4/01/22
3,500	Public Finance Authority, Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds,	No Opt. Call	BBB–	3,650,080
	TRIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond
	Trust 4287:
50	21.152%, 4/01/20 (IF) (5)	No Opt. Call	Aa3	85,090
185	21.601%, 10/01/20 (IF) (5)	No Opt. Call	Aa3	303,209
100	22.003%, 10/01/20 (IF) (5)	No Opt. Call	Aa3	175,730
100	22.363%, 10/01/20 (IF) (5)	No Opt. Call	Aa3	157,545
14,975	Total Wisconsin			16,003,460
$ 755,016	Total Long-Term Investments (cost $801,792,652)			765,483,749
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (28.1)% (7)			(175,000,000)
	Other Assets Less Liabilities – 5.0% (8)			31,284,546
	Net Assets Applicable to Common Shares – 100%			$ 621,768,295

Investments in Derivatives as of February 28, 2014
Interest Rate Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation) (8)
JPMorgan	$45,300,000	Receive	3-Month USD-LIBOR	2.591%	Semi-Annually	5/15/14	5/15/25	$1,739,934
JPMorgan	25,000,000	Receive	USD-BMA Index	3.323	Quarterly	7/28/14	7/28/39	337,118
	$70,300,000							$2,077,052

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$765,483,749	$ —	$765,483,749
Investments in Derivatives:
Swaps*	—	2,077,052	—	2,077,052
Total	$ —	$767,560,801	$ —	$767,560,801
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2014, the cost of investments (excluding investments in derivatives) was $801,660,532.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2014, were as follows:

Gross unrealized:
Appreciation	$ 3,686,678
Depreciation	(39,863,461)
Net unrealized appreciation (depreciation) of investments	$(36,176,783)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 22.9%.
(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
(IF)	Inverse floating rate investment.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.
USD-BMA	United States Dollar-Bond Market Association.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Intermediate Duration Municipal Term Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2014